Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity
Schedule of common stock issued	Summary:
	Shares of Number of Common Stock Issued	Value
Share-based compensation	788,001	$95,360

Summary:

	Number of Common Shares Issued	Value
Common shares for cash, net of offering costs	37,475,620	$2,936,792
Share-based compensation	10,583,157	$423,783

For the year ended December 31, 2015, the Company issued the following common stock:

	Number of Common Shares Issued	Value of Common Shares
Common shares issued for cash, net of offering costs	11,013,170	$3,544,448
Common shares for settlement of accounts payable	16,334	$5,600
Share-based compensation	2,409,681	$371,737
Warrants exercised	999,667	$-

Summary of restricted stock awards

A summary of the Company’s restricted stock awards is presented below:

	Number of Shares	Weighted- Average Grant-Date Fair Value per Share
Unvested at January 1, 2017	12,691,084	$0.08
Restricted stock granted	200,000	0.07
Restricted stock vested	—	—
Restricted stock forfeited	(130,000)	0.07

Unvested at March 31, 2017	12,761,084	$0.08

A summary of the Company's restricted stock awards is presented below:

	Number of Shares	Weighted- Average Grant-Date Fair Value per Share
Unvested at January 1, 2016	636,093	$0.27
Restricted stock granted	20,147,986	0.08
Restricted stock vested	(6,281,250)	0.08
Restricted stock forfeited	(1,811,745)	0.24

Unvested at December 31, 2016	12,691,084	$0.08